Related Party Transactions - Service Agreement and Transition Service Agreement with GeOn (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 16, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 12, 2017
Related Party Transaction [Line Items]
Service fees			$ 44	$ 32	$ 8
Other income - affiliate		$ 84	0	0	87
Services Agreement | GenOn
Related Party Transaction [Line Items]
Credit applied		$ 28
Services Agreement | Restructuring Support Agreement
Related Party Transaction [Line Items]
Shared services annualized rate						$ 84
Services Agreement | Restructuring Support Agreement | GenOn
Related Party Transaction [Line Items]
Credit applied	$ 28
Transition Services Agreement | Restructuring Support Agreement | GenOn
Related Party Transaction [Line Items]
Other income - affiliate					87
Shared service, selling, general and administrative				$ 53	$ 42
Management Service | Services Agreement | GenOn
Related Party Transaction [Line Items]
Service fees			$ 193